Long-Term Debt - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2015	May. 31, 2015	Dec. 31, 2015	Jun. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014
Debt Instrument [Line Items]
Line of credit designated for working capital purposes			$ 150,000,000			$ 150,000,000
Minimum current borrowing usage				$ 0
Maximum current borrowing usage			180,000,000
Redemption of long term debt						$ 187,973,000	$ 139,155,000	$ 137,013,000
Debt instrument covenant description						Certain Company debt instruments contain securities ratings covenants that, if set in motion, would increase financing costs. Certain debt instruments also have leverage ratio caps and minimum net worth requirements. At December 31, 2015, the Company is in compliance with all of its covenants.
Issuance of additional debt						$ 2,200,000,000
Minimum net worth						1,000,000,000
Long-term debt, less current maturities			1,551,204,000			1,551,204,000	1,631,374,000
Deferred charges and other assets			469,322,000			469,322,000	472,579,000
Prepaids and other current assets			95,199,000			95,199,000	99,803,000
Unamortized debt issuance costs							816,000
Carrying Amount [Member]
Debt Instrument [Line Items]
Long-term debt, less current maturities			1,551,204,000			1,551,204,000	1,631,374,000
Unamortized debt issuance costs			692,000			692,000	816,000
Carrying Amount [Member] | Debentures [Member]
Debt Instrument [Line Items]
Unamortized discount							(5,223,000)
Carrying Amount [Member] | Fixed-Rate Bonds [Member]
Debt Instrument [Line Items]
Unamortized discount							(1,943,000)
Short-Term Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings outstanding under facility			18,000,000			$ 18,000,000	5,000,000
Adjustments for New Accounting Principle, Early Adoption [Member]
Debt Instrument [Line Items]
Long-term debt, less current maturities							1,631,374,000
Deferred charges and other assets							472,579,000
Prepaids and other current assets							$ 99,803,000
Secured Revolving Credit and Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity									$ 300,000,000
Effective interest rate						2.46%
Minimum current borrowing usage						$ 60,600,000
Maximum current borrowing usage		$ 105,200,000
Secured Revolving Credit and Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee						0.15%
Secured Revolving Credit and Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee						0.40%
Secured Revolving Credit and Term Loan Facility [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin						1.00%
Secured Revolving Credit and Term Loan Facility [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin						2.25%
Secured Revolving Credit and Term Loan Facility [Member] | CDOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin						1.00%
Secured Revolving Credit and Term Loan Facility [Member] | CDOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin						2.25%
Secured Revolving Credit and Term Loan Facility [Member] | Alternate Base Rate or Canadian Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin						0.00%
Secured Revolving Credit and Term Loan Facility [Member] | Alternate Base Rate or Canadian Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin						1.25%
Centuri Construction Group Inc [Member]
Debt Instrument [Line Items]
Debt instrument covenant description						Certain Centuri debt instruments have leverage ratio caps and fixed charge ratio coverage requirements. At December 31, 2015, Centuri is in compliance with all of its covenants.
Issuance of additional debt						$ 75,000,000
Equity cushion relating to minimum fixed charge ratio coverage requirement						15,000,000
Centuri Construction Group Inc [Member] | Secured Revolving Credit and Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			300,000,000			$ 300,000,000
Credit facility expiration date						Oct. 31, 2019
Debt secured by assets			437,000,000			$ 437,000,000
Centuri Construction Group Inc [Member] | Centuri Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			150,000,000			150,000,000
Southwest Gas Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			300,000,000			300,000,000
Line of credit designated as long term debt			150,000,000			150,000,000
Line of credit designated for working capital purposes			150,000,000			$ 150,000,000
Credit facility expiration date						Mar. 01, 2020
Borrowings outstanding under facility			$ 150,000,000			$ 150,000,000
Effective interest rate						1.45%
Southwest Gas Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Applicable margin						1.00%
Southwest Gas Credit Facility [Member] | Alternative Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin						0.00%
Southwest Gas Credit Facility [Member] | Before Amendment [Member]
Debt Instrument [Line Items]
Credit facility expiration date						Mar. 01, 2019
5.00% 2004 Series B, due 2033 [Member]
Debt Instrument [Line Items]
Redemption of long term debt		$ 31,200,000
Debt instrument interest rate		5.00%
Debt instrument original due date					Dec. 01, 2033
5.00% 2004 Series B, due 2033 [Member] | Fixed-Rate Bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			5.00%			5.00%	5.00%
Debt instrument original due date						Dec. 01, 2033	Dec. 01, 2033
5.25% 2003 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Redemption of long term debt	$ 20,000,000
Debt instrument interest rate	5.25%				5.25%
Debt instrument original due date					Dec. 01, 2038
5.25% 2003 Series D, due 2038 [Member] | Fixed-Rate Bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			5.25%			5.25%	5.25%
Debt instrument original due date						Mar. 01, 2038	Mar. 01, 2038
Commercial Paper Program [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			$ 50,000,000			$ 50,000,000
Borrowings outstanding under facility			50,000,000			$ 50,000,000
Commercial Paper Program [Member] | Short-Term Credit Facility [Member]
Debt Instrument [Line Items]
Effective interest rate						1.01%
Centuri Term Loan Facility [Member] | Centuri Construction Group Inc [Member]
Debt Instrument [Line Items]
Credit facility, face amount			$ 150,000,000			$ 150,000,000